LIQUIDITY AND CAPITAL RESOURCES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Liquidity And Capital Resources
LIQUIDITY AND CAPITAL RESOURCES

2) LIQUIDITY AND CAPITAL RESOURCES

The Company has incurred significant operating losses and has an accumulated deficit as a result of its efforts to develop product candidates and provide general and administrative support for operations. As of September 30, 2025, the Company had a cash balance of approximately $3.0 million and an accumulated deficit of approximately $244.1 million. For the three and nine months ended September 30, 2025, the Company incurred a net loss of $1.2 million and $12.6 million, respectively. The nine months ended September 30, 2025 includes a non-cash charge of $5.8 million related to a forward sales contract the Company entered into on March 31, 2025. During the nine months ended September 30, 2025, the Company used cash of $5.9 million in operating activities.

In September 2024, the Company entered into certain financing agreements for the September 2024 Transactions (as defined and discussed more fully in Note 12), which included (in) the private placement of $3.9 million of convertible Bridge Notes (as defined in Note 8), (ii) the Common Stock Private Placement of $1.1 million in shares of the Company’s common stock or pre-funded warrants, as well as (iii) the Exchange Transaction, which provided for the exchange of convertible notes and warrants into shares of the Company’s common stock. The September 2024 Transactions were subject to shareholder approval, and on October 29, 2024, the shareholders approved the issuance of common stock under the September 2024 Transactions. Following the conversions of the convertible notes, the Company had no convertible notes outstanding.

On March 11, 2025 and March 20, 2025, the Company received $1.5 million and $0.8 million, respectively, in exchange for the issuance of two promissory notes with aggregate principal amounts of $2.3 million to an investor. During the nine months ended September 30, 2025, the Company repaid the notes in full for $2.3 million, including accrued interest. See Note 8 for more information on the promissory notes.

During the nine months ended September 30, 2025, the Company raised $7.2 million in gross proceeds from the sale of shares of the Company’s common stock and prefunded warrants. See Note 12, Equity Transaction - 2025 Private Placement, for additional information regarding this financing.

In connection with preparing the accompanying condensed consolidated financial statements as of and for the three and nine months ended September 30, 2025, the Company’s management concluded that there is substantial doubt regarding the Company’s ability to continue as a going concern because it does not expect to have sufficient cash or working capital resources to fund operations for the twelve-month period subsequent to the issuance date of these condensed consolidated financial statements. The Company will need to raise additional capital, which could be through public or private equity offerings, grants, debt financings, out-licensing the Company’s intellectual property, strategic partnerships or other means. The Company currently has no arrangements for capital, and no assurances can be given that it will be able to raise capital when needed, on acceptable terms, or at all. The accompanying condensed consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The accompanying condensed consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from uncertainty related to the Company’s ability to continue as a going concern.

2) Liquidity and Capital Resources

The Company has incurred significant operating losses and has an accumulated deficit as a result of its efforts to develop product candidates and provide general and administrative support for operations. As of December 31, 2024, the Company had a cash balance of approximately $1.7 million and an accumulated deficit of approximately $231.5 million. For the year ended December 31, 2024, the Company incurred a net loss of $44.5 million, which includes a $22.4 million non-cash charge for loss on extinguishment of debt, and the Company used cash of $15.8 million in operating activities.

In October 2022, the Company entered into a sublease for approximately 45,500 square feet of office and laboratory space in Somerville, Massachusetts. Pursuant to the sublease, the Company delivered to the sublessor a security deposit in the form of a letter of credit in the amount of $4.1 million. The letter of credit was issued by the Company’s commercial bank, which required that the Company cash collateralize the letter of credit by depositing $4.1 million in a restricted cash account with such bank.

On August 5, 2024, the sublessor drew down on the letter of credit for the full $4.1 million to cover past due rent, plus penalties and interest. On August 9, 2024, the Company and the sublessor entered into a sublease termination agreement, effective August 31, 2024. See Note 8 for additional information regarding the sublease and sublease termination agreement.

In April 2023, the Company entered into a standby equity purchase agreement (the “SEPA”) and a registration rights agreement with Lincoln Park Capital Fund, LLC (“Lincoln Park”), pursuant to which Lincoln Park committed to purchase up to $10.0 million of the Company’s common stock in an “equity line” financing arrangement. During the year ended December 31, 2023, the Company issued and sold approximately 14,000 shares of common stock under the SEPA for gross proceeds of $0.3 million. No shares were sold under the SEPA during the year ended December 31, 2024.

In July and December 2023, the Company received $16.5 million in aggregate gross proceeds from the issuance of convertible notes, and on January 11, 2024 it received $1.4 million in gross proceeds from the issuance of additional convertible notes. On September 24, 2024, the Company received $3.9 million in aggregate gross proceeds from the issuance of bridge notes, and on October 29, 2024, the Company received $1.1 million in gross proceeds from the sale of shares of the Company’s common stock and prefunded warrants. See Note 6 for additional information regarding these financings.

On March 11, 2025, the Company received $1.5 million in exchange for the issuance of a promissory note with an aggregate principal amount of $1.5 million to an investor. See Note 19 for more information on this subsequent event.

In connection with preparing the accompanying consolidated financial statements as of and for the year ended December 31, 2024, the Company’s management concluded that there is substantial doubt regarding the Company’s ability to continue as a going concern because it does not expect to have sufficient cash or working capital resources to fund operations for the twelve-month period subsequent to the issuance date of these consolidated financial statements. The Company will need to raise additional capital, which could be through the sales of shares of its common stock under the SEPA, public or private equity offerings, debt financings, out-licensing the Company’s intellectual property, strategic partnerships or other means. Other than the SEPA, the Company currently has no arrangements for capital, and no assurances can be given that it will be able to raise capital when needed, on acceptable terms, or at all.

The accompanying consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The accompanying consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from uncertainty related to the Company’s ability to continue as a going concern.